CONSOLIDATED STATEMENTS OF CASH FLOWS (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Net income	¥ 13,486	¥ 23,137	¥ 12,722
Adjustments to reconcile net income to net cash provided by operating activities -
Depreciation and amortization	10,513	9,798	12,388
Provision for doubtful receivables	266	44	(192)
Earthquake related impairment charges and expenses			4,455
Gain on bargain purchase			(2,543)
Loss on sale or disposal of property and equipment, net	176	311	271
Equity in net income of affiliated company	(44)	(52)	(41)
Deferred income taxes	(626)	2,824	(918)
Change in assets and liabilities, net of businesses acquired:
Decrease (increase) in trade notes and accounts receivable	2,427	(5,406)	2,385
Decrease (increase) in inventories	(5,484)	2,201	(2,632)
Decrease in prepaid expense	623	790	101
Increase (decrease) in trade notes and accounts payable	(3,066)	(2,458)	2,357
Increase (decrease) in accrued income taxes, net of tax refunds	(6,343)	4,396	576
Increase (decrease) in accrued expenses	70	1,947	(425)
Increase (decrease) in deferred revenue	(386)	830	(1,157)
Decrease in advance received	(847)	(256)	(185)
Other, net	(529)	(191)	(557)
Net cash provided by operating activities	10,236	37,915	26,605
Cash flows from investing activities:
Capital expenditures, including interest capitalized	(9,927)	(9,260)	(10,554)
Proceeds from sales of property and equipment	79	11	8
Acquisition of new subsidiaries, net of cash acquired			679
Decrease in lease deposits, net	189	466	497
Net decrease (increase) in term deposits	(569)	1,412	(1,412)
Acquisition of business	(1,245)
Other, net	(102)	(275)	9
Net cash used in investing activities	(11,575)	(7,646)	(10,773)
Cash flows from financing activities:
Net increase (decrease) in short-term borrowings, net	2,124	(1,700)	680
Repayments of long-term debt			(278)
Redemption of bonds	(5,000)	(5,000)
Principal payments under capital lease and financing obligations	(2,578)	(2,385)	(2,678)
Dividends paid	(6,919)	(5,689)	(5,785)
Purchases of treasury stock by parent company	(6)	(29)	(101)
Proceeds from sale-leaseback transaction		1,547	1,975
Other, net	2	2	5
Net cash used in financing activities	(12,377)	(13,254)	(6,182)
Effect of exchange rate changes on cash and cash equivalents	934	(105)	(849)
Net increase (decrease) in cash and cash equivalents	(12,782)	16,910	8,801
Cash and cash equivalents, beginning of year	76,451	59,541	50,740
Cash and cash equivalents, end of year	¥ 63,669	¥ 76,451	¥ 59,541